Inventories - Summary of Inventories (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Finished products	$ 5,693	$ 4,371
Raw materials	4,288	4,371
Non strategic spare parts	922	865
Inventories in transit	204	1,620
Packing materials	420	419
Other	361	314
Total	$ 11,888	$ 11,960